CASH FLOW STATEMENTS - Schedule of Non-Cash and Other Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Contributions to defined benefit schemes	£ 1,100
The Group
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation	2,777	£ 2,670	£ 2,602
Permanent diminution in value of investment in subsidiaries	0	0	0
Dividends and distributions on other equity instruments received from subsidiary undertakings	0	0	0
Revaluation of investment properties	0	20	8
Allowance for loan losses	(1,085)	3,802	1,380
Write-off of allowance for loan losses, net of recoveries	(935)	(1,279)	(1,457)
Impairment (credit) charge relating to undrawn balances	(231)	253	(17)
Impairment of financial assets at fair value through other comprehensive income	(2)	5	(1)
Regulatory and legal provisions	1,177	414	2,190
Other provision movements	(82)	80	(161)
Additional capital injections to subsidiaries	0	0	0
Net charge in respect of defined benefit schemes	236	247	245
Foreign exchange element on balance sheet	159	823	420
Interest expense on subordinated liabilities	570	846	947
Profit on disposal of businesses	0	0	(107)
Other non-cash items	(1,173)	(1,216)	(347)
Total non-cash items	1,411	6,665	5,702
Payments in respect of regulatory and legal provisions	(680)	(2,165)	(3,164)
Other	(45)	137	0
Total other items	(2,072)	(3,181)	(4,233)
Non-cash and other items	(661)	3,484	1,469
The Group | Present value of defined benefit obligation
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Contributions to defined benefit schemes	(1,347)	(1,153)	(1,069)
The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation	1,671	1,325	1,245
Permanent diminution in value of investment in subsidiaries	0	0	159
Dividends and distributions on other equity instruments received from subsidiary undertakings	(1,503)	(211)	(1,434)
Revaluation of investment properties	0	0	0
Allowance for loan losses	(648)	1,742	490
Write-off of allowance for loan losses, net of recoveries	(442)	(622)	(759)
Impairment (credit) charge relating to undrawn balances	(134)	155	14
Impairment of financial assets at fair value through other comprehensive income	1	1	(1)
Regulatory and legal provisions	196	312	996
Other provision movements	(71)	18	(43)
Additional capital injections to subsidiaries	(36)	(33)	(53)
Net charge in respect of defined benefit schemes	114	121	131
Foreign exchange element on balance sheet	(48)	491	(230)
Interest expense on subordinated liabilities	484	534	657
Profit on disposal of businesses	0	0	0
Other non-cash items	(867)	(339)	(174)
Total non-cash items	(1,283)	3,494	998
Payments in respect of regulatory and legal provisions	(190)	(959)	(1,385)
Other	237	(65)	0
Total other items	(776)	(1,674)	(1,948)
Non-cash and other items	(2,059)	1,820	(950)
The Bank | Present value of defined benefit obligation
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Contributions to defined benefit schemes	£ (823)	£ (650)	£ (563)